FINANCIAL RISK MANAGEMENT - Disclosure of fair value measurement of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ (29,165)	$ 26,568
Financial assets and liabilities designated as FVPL [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liability copper collars	(29,165)
Derivative asset copper put and call options		26,568
Derivative asset fuel call options		332
Cariboo contingent performance payable	(42,862)	(36,363)
Florence Copper Stream and Buy Back Option	(98,245)	(67,813)
Settlement receivables	10,820	1,460
Settlement payables	(1,485)
Financial assets, at fair value	(160,937)	(75,816)
Financial assets and liabilities designated as FVPL [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liability copper collars	0
Derivative asset copper put and call options		0
Derivative asset fuel call options		0
Cariboo contingent performance payable	0	0
Florence Copper Stream and Buy Back Option	0	0
Settlement receivables	10,820	1,460
Settlement payables	(1,485)
Financial assets, at fair value	9,335	1,460
Financial assets and liabilities designated as FVPL [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liability copper collars	(29,165)
Derivative asset copper put and call options		26,568
Derivative asset fuel call options		332
Cariboo contingent performance payable	0	0
Florence Copper Stream and Buy Back Option	0	0
Settlement receivables	0	0
Settlement payables	0
Financial assets, at fair value	(29,165)	26,900
Financial assets and liabilities designated as FVPL [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liability copper collars	0
Derivative asset copper put and call options		0
Derivative asset fuel call options		0
Cariboo contingent performance payable	(42,862)	(36,363)
Florence Copper Stream and Buy Back Option	(98,245)	(67,813)
Settlement receivables	0	0
Settlement payables	0
Financial assets, at fair value	(141,107)	(104,176)
Financial assets designated as FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	2,409	895
Investment in private companies	500	500
Financial assets, at fair value	2,909	1,395
Financial assets designated as FVOCI [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	2,409	895
Investment in private companies	0	0
Financial assets, at fair value	2,409	895
Financial assets designated as FVOCI [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	0	0
Financial assets, at fair value	0	0
Financial assets designated as FVOCI [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	500	500
Financial assets, at fair value	$ 500	$ 500